EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share
The following table sets forth the computation of the basic and diluted earnings per share attributable to Match Group shareholders:

	Three Months Ended March 31,
	2016		2015
	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator
Net earnings	$7,219	$7,219	$25,880	$25,880
Net (earnings) loss attributable to noncontrolling interests	(67)	(67)	326	326
Net earnings attributable to Match Group, Inc. shareholders	$7,152	$7,152	$26,206	$26,206

Denominator
Basic weighted average common shares outstanding	248,444	248,444	161,130	161,130
Dilutive securities including subsidiary denominated equity, stock options and RSU awards (a)	—	19,655	—	7,798
Dilutive weighted average common shares outstanding	248,444	268,099	161,130	168,928

Earnings per share attributable to Match Group, Inc. shareholders:
Earnings per share	$0.03	$0.03	$0.16	$0.16
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(a)
If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of subsidiary denominated equity, stock options or vesting of restricted stock units ("RSUs"). For the three months ended March 31, 2016 and 2015, 21.8 million and less than 0.1 million potentially dilutive securities, respectively, are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

The following table sets forth the computation of the basic and diluted earnings per share attributable to Match Group shareholders:

	Years Ended December 31,
	2015		2014		2013
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator
Net earnings	$120,487	$120,487	$148,359	$148,359	$126,627	$126,627
Net earnings attributable to noncontrolling interests	(104)	(104)	(595)	(595)	(1,624)	(1,624)
Net earnings attributable to Match Group, Inc. shareholders	$120,383	$120,383	$147,764	$147,764	$125,003	$125,003

Denominator
Basic weighted average common shares outstanding	174,784	174,784	160,756	160,756	159,509	159,509
Dilutive securities including subsidiary denominated equity, stock options and RSU awards (a)(b)	—	10,150	—	7,323	—	5,792
Dilutive weighted average common shares outstanding	174,784	184,934	160,756	168,079	159,509	165,301

Earnings per share attributable to Match Group, Inc. shareholders
Earnings per share	$0.69	$0.65	$0.92	$0.88	$0.78	$0.76
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(a)
If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of subsidiary denominated equity, stock options or restricted stock units ("RSUs"). For the years ended December 31, 2015 and 2013, 5.2 million and 0.2 million potentially dilutive securities, respectively, are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive. For the year ended 2014, all potentially dilutive securities were included in the calculation of diluted earnings per share.

(b)
Performance-based stock units ("PSUs") are included in the denominator for earnings per share if (i) the applicable performance condition(s) has been met and (ii) the inclusion of the PSUs is dilutive for the respective reporting periods. For the year ended December 31, 2015, less than 0.1 million PSUs that were probable of vesting were excluded from the calculation of diluted earnings per share because the performance conditions had not been met. For the year ended December 31, 2014 there were no outstanding PSUs. For the year ended December 31, 2013, all PSUs that were considered to be probable of vesting were included in the calculation of diluted earnings per share as their performance conditions had been met.